Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year(6)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($)(2)	Value of Initial Fixed $100 investment based on:		Net (Loss) Income ($) (in millions)	Non-GAAP Operating Income (Loss) ($) (in millions)(5)
					Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)

Year 3 (Fiscal 2025)	8,685,250	1,346,581	3,011,075	114,927	75.71	138.97	(74.65)	(14.42)
Year 2 (Fiscal 2024)	10,860,943	18,158,514	4,198,473	8,373,591	106.7	125.37	(80.18)	(31.31)
Year 1 (Fiscal 2023)	1,819,000	(1,647,568)	5,357,363	3,967,349	63.12	83.85	(68.49)	(41.33)

Company Selected Measure Name	Non-GAAP Operating Income (Loss)
Named Executive Officers, Footnote		The following table shows, for each Covered Year, the adjustments made to the total compensation shown for CEO, Matthew M. Cain, on the SCT to arrive at “compensation actually paid” as reflected on the table above:
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P Software & Services Select Industry Index.
PEO Total Compensation Amount	$ 8,685,250	$ 10,860,943	$ 1,819,000
PEO Actually Paid Compensation Amount	$ 1,346,581	18,158,514	(1,647,568)
Adjustment To PEO Compensation, Footnote	The following table shows, for each Covered Year, the adjustments made to the total compensation shown for CEO, Matthew M. Cain, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	Fiscal year ended
	January 31, 2025	January 31, 2024	January 31, 2023

SCT Total	8,685,250	10,860,943	1,819,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,639,000)	(9,506,319)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,575,284	7,311,875	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,750,836)	6,932,415	(2,797,847)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,226,449	2,261,460	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,750,566)	298,140	(668,721)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
TOTAL ADJUSTMENTS:	(7,338,669)	7,297,571	(3,466,568)
	1,346,581	18,158,514	(1,647,568)

Non-PEO NEO Average Total Compensation Amount	$ 3,011,075	4,198,473	5,357,363
Non-PEO NEO Average Compensation Actually Paid Amount	$ 114,927	$ 8,373,591	3,967,349
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows, for each Covered Year, the adjustments made to the total compensation shown for other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Other NEO's Compensation Actually Paid	Fiscal year ended
	January 31, 2025	January 31, 2024	January 31, 2023

SCT Total	3,011,075	4,198,473	5,357,363
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,291,713)	(3,350,385)	(4,518,596)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	924,627	2,412,913	3,334,494
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,229,980)	3,966,946	(640,084)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	501,750	877,302	552,367
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(800,832)	268,342	(118,195)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
TOTAL ADJUSTMENTS:	(2,896,148)	4,175,118	(1,390,014)
	114,927	8,373,591	3,967,349

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our other NEOs against (ii) our cumulative TSR as well as the S&P 500 Software & Services (Industry Group) TSR, for each of fiscal 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our other NEOs against (ii) our Net Income (Loss), for each of fiscal 2023, 2024 and 2025.
Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our other NEOs against (ii) our Non-GAAP Operating Income (Loss), for each of fiscal 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our other NEOs against (ii) our cumulative TSR as well as the S&P 500 Software & Services (Industry Group) TSR, for each of fiscal 2023, 2024 and 2025.

Tabular List, Table	Annual Recurring Revenue •Non-GAAP Operating Income (Loss) •Rule of 40
Total Shareholder Return Amount	$ 75.71	$ 106.7	63.12
Peer Group Total Shareholder Return Amount	138.97	125.37	83.85
Net Income (Loss)	$ (74.65)	$ (80.18)	$ (68.49)
Company Selected Measure Amount	(14.42)	(31.31)	(41.33)
PEO Name	Matthew M. Cain
Additional 402(v) Disclosure	Total stockholder return (“TSR”) is determined based on an initial fixed investment of $100 on January 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period."Non-GAAP Operating Income (Loss)" is defined as our non-GAAP operating income or loss as defined in our periodic reports filed with the Securities and Exchange Commission for fiscal 2025, which refers to income or loss from operations, respectively, excluding stock-based compensation expense, employer taxes on employee stock transactions, restructuring charges and impairment of capitalized internal-use software. For a full reconciliation of the U.S. GAAP to non-GAAP financial measures, please see “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” of our Form 10-K filed with the Securities and Exchange Commission on March 25, 2025.The CEO and non-CEO NEOs included in the above compensation tables reflect the following: for fiscal 2023 and fiscal 2024, Matthew M. Cain was our CEO and our non-CEO NEOs included Greg Henry, our former Chief Financial Officer, and Huw Owen, our Senior Vice President and Chief Revenue Officer; for fiscal 2025, Matthew M. Cain was our CEO and our non-CEO NEOs included Greg Henry, our former Chief Financial Officer, Margaret Chow, our Senior Vice President, Chief Legal Officer and Corporate Secretary , and Huw Owen, our Senior Vice President and Chief Revenue Officer.
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,338,669)	$ 7,297,571	$ (3,466,568)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,639,000)	(9,506,319)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,575,284	7,311,875	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,750,836)	6,932,415	(2,797,847)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,226,449	2,261,460	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,750,566)	298,140	(668,721)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,896,148)	4,175,118	(1,390,014)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,291,713)	(3,350,385)	(4,518,596)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,627	2,412,913	3,334,494
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,229,980)	3,966,946	(640,084)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,750	877,302	552,367
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,832)	268,342	(118,195)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0